Mining concessions, development costs, right-of-use asset, property, plant and equipment, net - Carrying amounts of right-of-use assets recognized (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Addition	$ 3,700
Ending Balance	6,185
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	95,728
Ending Balance	84,856
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	95,728
Addition	1,342
Adjustments	(700)
Agreements modification	(929)
Ending Balance	95,441
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Land [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	11,008
Adjustments	(700)
Agreements modification	(457)
Ending Balance	9,851
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Buildings
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	55,114
Addition	1,192
Agreements modification	(370)
Ending Balance	55,936
Sociedad Minera Cerro Verde S.A.A. [Member] | Gross carrying amount [Member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Opening Balance	29,606
Addition	150
Agreements modification	(102)
Ending Balance	29,654
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Addition	11,488
Agreements modification	(903)
Ending Balance	(10,585)
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Land [Member]
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Addition	1,712
Agreements modification	(457)
Ending Balance	(1,255)
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Buildings
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Addition	6,613
Agreements modification	(344)
Ending Balance	(6,269)
Sociedad Minera Cerro Verde S.A.A. [Member] | Accumulated depreciation, amortisation and impairment [member] | Machinery and equipment
Disclosure of Mining concessions, development costs, property, plant and equipment, net [Line Items]
Addition	3,163
Agreements modification	(102)
Ending Balance	$ (3,061)